Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for CEO(2)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(2)	Value of Initial Fixed $100 Investment Based On:			Net Income (millions)(6)	Non-GAAP Subscription Revenues (millions)(7)
					NOW Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Add'l Measure: 2024 Peer Group Total Shareholder Return(5)
2024	$37,558,118	$201,991,660	$20,552,646	$20,144,060	$376	$288	$185	$1,425	$10,674
2023	$37,606,244	$184,779,698	$15,903,489	$45,349,258	$250	$245	$159	$1,731	$8,634
2022	$38,502,528	$(76,345,721)	$13,629,762	$(6,507,023)	$138	$156	$106	$325	$7,056
2021	$165,802,037	$136,180,680	$27,586,570	$29,995,940	$230	$215	$181	$230	$5,627
2020	$25,124,056	$91,533,759	$11,461,127	$30,073,951	$195	$143	$168	$119	$4,280

Company Selected Measure Name	non-GAAP subscription revenues
Named Executive Officers, Footnote	Mr. McDermott served as CEO for each of the years shown in the table above. The other NEOs for those years were as follows:
•2024: Ms. Mastantuono, Mr. Zavery, Mr. Smith, Ms. Canney and Mr. Desai
•2023: Ms. Mastantuono, Mr. Smith, Ms. Canney and Mr. Desai
•2022: Ms. Mastantuono, Mr. Smith, Lara Caimi and Mr. Desai
•2021: Ms. Mastantuono, Ms. Canney, Mr. Elmer and Mr. Desai
	•2020: Ms. Mastantuono, Kevin Haverty, Mr. Elmer, Mr. Desai and David Schneider.
Peer Group Issuers, Footnote	As an additional measure, we are providing our 2024 Peer Group (as defined below) TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As further described in the section titled “Compensation Discussion & Analysis—Section 3 - Compensation Policies and Practices—Peer Companies,” the 2024 Peer Group includes the following companies: Adobe Inc., Autodesk, Inc., Block, Inc., eBay Inc., Electronic Arts Inc., Intuit Inc., Oracle Corporation, Palo Alto Networks, Inc., PayPal Holdings, Inc., salesforce.com, inc., Snowflake Inc., Twilio Inc., Twitter, Inc., VMware, Inc., Workday, Inc., and Zoom Video Communications, Inc. (the “2024 Peer Group”). The values represent the TSR of the 2024 Peer Group based on a $100 investment as of December 31, 2019, valued again on each of December 31, 2020, 2021, 2022, 2023 and 2024. We have provided this 2024 Peer Group TSR as an additional measure to supplement this pay versus performance disclosure and to provide further context to the Compensation Committee’s pay decisions.
PEO Total Compensation Amount	$ 37,558,118	$ 37,606,244	$ 38,502,528	$ 165,802,037	$ 25,124,056
PEO Actually Paid Compensation Amount	$ 201,991,660	184,779,698	(76,345,721)	136,180,680	91,533,759
Adjustment To PEO Compensation, Footnote	The 2024 Summary Compensation Table (“SCT”) totals reported for the CEO and the average of the other NEOs for each year were subject to the following adjustments as required by Regulation S-K Item 402(v) (2)(iii) to calculate “compensation actually paid”:

	2024		2023		2022		2021		2020
	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)
SCT Total	37,558,118	20,552,646	37,606,244	15,903,489	38,502,528	13,629,762	165,802,037	27,586,570	25,124,056	11,461,127
Adjustments
Deduction for the amounts reported under the “Stock Awards” and “Option Awards” columns of the SCT(a)	(31,460,267)	(18,522,258)	(32,777,514)	(13,794,024)	(27,303,411)	(12,226,497)	(162,227,838)	(26,286,112)	(18,408,206)	(10,193,879)
Item 402(v) Equity Award Adjustments(b)	195,893,809	18,113,672	179,950,968	43,239,793	(87,544,838)	(7,910,288)	132,606,482	28,695,481	84,817,909	28,806,702
“Compensation Actually Paid”	201,991,660	20,144,060	184,779,698	45,349,258	(76,345,721)	(6,507,023)	136,180,680	29,995,940	91,533,759	30,073,951
CEO Equity Award Adjustments

Year	Year End Fair Value of Equity Awards Granted in the Year that Were Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Fair Value Change between Vesting Date and Prior Year End Value of Awards Granted in a Prior Year that Vested in the Year	Total Equity Award Adjustments
2024	$46,927,342	$89,445,476	$1,300,814	$58,220,177	$195,893,809
2023	$54,653,016	$112,313,566	$1,406,353	$11,578,033	$179,950,968
2022	$14,894,853	$(89,965,790)	$809,616	$(13,283,517)	$(87,544,838)
2021	$117,417,845	$13,079,597	$826,582	$1,282,458	$132,606,482
2020	$33,803,085	$39,987,825	$810,586	$10,216,413	$84,817,909

Non-PEO NEO Average Total Compensation Amount	$ 20,552,646	15,903,489	13,629,762	27,586,570	11,461,127
Non-PEO NEO Average Compensation Actually Paid Amount	$ 20,144,060	45,349,258	(6,507,023)	29,995,940	30,073,951
Adjustment to Non-PEO NEO Compensation Footnote	The 2024 Summary Compensation Table (“SCT”) totals reported for the CEO and the average of the other NEOs for each year were subject to the following adjustments as required by Regulation S-K Item 402(v) (2)(iii) to calculate “compensation actually paid”:

	2024		2023		2022		2021		2020
	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)
SCT Total	37,558,118	20,552,646	37,606,244	15,903,489	38,502,528	13,629,762	165,802,037	27,586,570	25,124,056	11,461,127
Adjustments
Deduction for the amounts reported under the “Stock Awards” and “Option Awards” columns of the SCT(a)	(31,460,267)	(18,522,258)	(32,777,514)	(13,794,024)	(27,303,411)	(12,226,497)	(162,227,838)	(26,286,112)	(18,408,206)	(10,193,879)
Item 402(v) Equity Award Adjustments(b)	195,893,809	18,113,672	179,950,968	43,239,793	(87,544,838)	(7,910,288)	132,606,482	28,695,481	84,817,909	28,806,702
“Compensation Actually Paid”	201,991,660	20,144,060	184,779,698	45,349,258	(76,345,721)	(6,507,023)	136,180,680	29,995,940	91,533,759	30,073,951
Other NEOs Equity Award Adjustments

Year	Average Year End Fair Value of Equity Awards Granted in the Year that Were Outstanding and Unvested as of Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Fair Value Change between Vesting Date and Prior Year End Value of Awards Granted in a Prior Year that Vested in the Year	Average Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year		Total Average Equity Award Adjustments
2024	$18,965,967	$7,393,767	$386,235	$3,534,627	$(12,166,924)	(i)	$18,113,672
2023	$23,000,088	$17,681,114	$591,699	$1,966,892	$—		$43,239,793
2022	$6,619,747	$(12,383,818)	$314,371	$(2,460,588)	$—		$(7,910,288)
2021	$26,370,205	$1,496,181	$255,511	$573,584	$—		$28,695,481
2020	$18,125,366	$4,727,906	$422,647	$5,530,783	$—		$28,806,702
(i)     Except for Mr. Desai, who forfeited outstanding equity awards in connection with his departure, no other NEOs failed to meet vesting conditions in 2024.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and 5-Year TSR of the Company, the S&P Systems Software Index and, Supplementally, the 2024 Peer Group

The compensation actually paid to Mr. McDermott and the average compensation actually paid to the other NEOs generally align with the Company’s TSR over the last five years. The graph below compares the compensation actually paid against the total shareholder return of the Company, the S&P Systems Software Index and our 2024 Peer Group in the period from December 31, 2019 through December 31, 2024. The amount shown as actually paid to the other NEOs for 2024 is lower than 2023 due to Mr. Desai’s forfeiture of outstanding equity in connection with his departure.

The compensation actually paid and the Company’s TSR over the last five years is closely aligned because, as discussed above, a significant portion of the compensation actually paid to Mr. McDermott and the other NEOs is comprised largely of equity awards. Thus, the value of these awards and, therefore, a large portion of the compensation actually paid to our NEOs is inherently correlated to the Company’s stock price.

The Company’s TSR over the five-year period presented in the table was 276% and the S&P Systems Software Index TSR was 188%. The Company’s TSR outperformed the S&P Systems Software Index in all of the years presented in the graphic above, except for 2022 when the Company’s TSR trended similarly downwards with the S&P Systems Software Index, reflecting the economic uncertainty experienced by the enterprise software industry during that year.
Further, as explained in the CD&A, the Compensation Committee considers the pay practices among peer companies in its deliberations on compensation matters, including to ensure the Company’s pay practices remain competitive. The Company’s outperformance of the 2024 Peer Group in terms of TSR over the last five years provides support for the Compensation Committee’s pay decisions.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income

The compensation actually paid to Mr. McDermott and the average compensation actually paid to the other NEOs is not always aligned with the Company’s net income, as shown in the graph to the right, primarily due to the large percentage of our NEOs’ total annual compensation comprised of equity awards and, thus, the much greater sensitivity of compensation actually paid to our stock price. Further, fluctuations in net income do not always correspond to changes in compensation actually paid, which has more closely tracked movements in the Company’s stock price.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Non-GAAP Subscription Revenues

The compensation actually paid to Mr. McDermott, the average compensation actually paid to the other NEOs and the Company’s non-GAAP subscription revenues over the last five years is presented to the right. While the Compensation Committee evaluates performance relative to several financial and non-financial performance measures for purposes of determining incentive-based pay, the Company believes non-GAAP subscription revenues is the most important financial performance measure for 2024 used to link compensation actually paid to Company performance because it measures our success in attracting and retaining customers and provides an indication of the long-term health of the Company. For this reason, the Company utilizes non-GAAP subscription revenues when setting performance goals as part of the long-term incentive plan. While subscription revenues have grown significantly over the last five years, compensation actually paid has fluctuated more in line with changes in our stock price, similar to the relationship between compensation actually paid and net income discussed above.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and 5-Year TSR of the Company, the S&P Systems Software Index and, Supplementally, the 2024 Peer Group

The compensation actually paid to Mr. McDermott and the average compensation actually paid to the other NEOs generally align with the Company’s TSR over the last five years. The graph below compares the compensation actually paid against the total shareholder return of the Company, the S&P Systems Software Index and our 2024 Peer Group in the period from December 31, 2019 through December 31, 2024. The amount shown as actually paid to the other NEOs for 2024 is lower than 2023 due to Mr. Desai’s forfeiture of outstanding equity in connection with his departure.

The compensation actually paid and the Company’s TSR over the last five years is closely aligned because, as discussed above, a significant portion of the compensation actually paid to Mr. McDermott and the other NEOs is comprised largely of equity awards. Thus, the value of these awards and, therefore, a large portion of the compensation actually paid to our NEOs is inherently correlated to the Company’s stock price.

The Company’s TSR over the five-year period presented in the table was 276% and the S&P Systems Software Index TSR was 188%. The Company’s TSR outperformed the S&P Systems Software Index in all of the years presented in the graphic above, except for 2022 when the Company’s TSR trended similarly downwards with the S&P Systems Software Index, reflecting the economic uncertainty experienced by the enterprise software industry during that year.
Further, as explained in the CD&A, the Compensation Committee considers the pay practices among peer companies in its deliberations on compensation matters, including to ensure the Company’s pay practices remain competitive. The Company’s outperformance of the 2024 Peer Group in terms of TSR over the last five years provides support for the Compensation Committee’s pay decisions.

Tabular List, Table	•non-GAAP subscription revenues; •non-GAAP operating margin; •NNACV; and •our stock price performance relative to the S&P 500 index (rTSR).
Total Shareholder Return Amount	$ 376	250	138	230	195
Peer Group Total Shareholder Return Amount	288	245	156	215	143
Net Income (Loss)	$ 1,425,000,000	$ 1,731,000,000	$ 325,000,000	$ 230,000,000	$ 119,000,000
Company Selected Measure Amount	10,674,000,000	8,634,000,000	7,056,000,000	5,627,000,000	4,280,000,000
PEO Name	Mr. McDermott
Additional 402(v) Disclosure	Reflects the aggregate grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” columns of the SCT for the covered year, calculated in accordance with ASC Topic 718. Because we do not sponsor or maintain any defined benefit pension plans, no deductions related to pension value were made.Item 402(v) equity award adjustments reflect the aggregate of the following (as applicable): (i) the year-end fair value of any equity awards granted in the covered year that are outstanding and unvested as of the end of the year; (ii) the change as of the end of the covered year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered year; (iii) for awards granted and vested within the same covered year, their fair value as of the vesting date; (iv) for awards granted in prior years that vest in the covered year, the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) the subtraction of the prior year-end fair value of any awards granted in a prior fiscal year that failed to meet applicable vesting conditions as of the end of the year. Equity values are calculated in accordance with ASC Topic 718. Valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant except for the stock price, percentage of volatility, risk free rate and the term used to calculate the valuations. The amounts deducted or added in calculating the equity award adjustments for the CEO and other NEOs are as follows: Represents the total shareholder return (“TSR”) of a $100 investment in the Company’s shares as of December 31, 2019, valued again on each of December 31, 2020, 2021, 2022, 2023 and 2024.Represents the TSR of the S&P Systems Software index based on a $100 investment as of December 31, 2019, valued again on each of December 31, 2020, 2021, 2022, 2023 and 2024.Net income as reported in the Company’s audited financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name	non-GAAP subscription revenues;
Non-GAAP Measure Description	The Company has identified non-GAAP subscription revenues as the most important financial performance measure used to link compensation actually paid to the CEO and other NEOs for 2024 to the Company’s performance as this measure is used to determine executive compensation. “Financial performance measure” for these purposes is defined by SEC rules to mean a measure determined and presented in accordance with GAAP or any measures derived wholly or in part from such measures or the Company’s stock price or total shareholder return. Non-GAAP subscription revenues is calculated as full-year GAAP subscription revenues that exclude the impact of foreign exchange by applying the average foreign exchange rates in effect during December of the prior fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	185	159	106	181	168
Name	non-GAAP operating margin;
Measure:: 4
Pay vs Performance Disclosure
Name	NNACV; and•our stock price performance relative to the S&P 500 index (rTSR).
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (31,460,267)	$ (32,777,514)	$ (27,303,411)	$ (162,227,838)	$ (18,408,206)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,893,809	179,950,968	(87,544,838)	132,606,482	84,817,909
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,927,342	54,653,016	14,894,853	117,417,845	33,803,085
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,445,476	112,313,566	(89,965,790)	13,079,597	39,987,825
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,300,814	1,406,353	809,616	826,582	810,586
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,220,177	11,578,033	(13,283,517)	1,282,458	10,216,413
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,522,258)	(13,794,024)	(12,226,497)	(26,286,112)	(10,193,879)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,113,672	43,239,793	(7,910,288)	28,695,481	28,806,702
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,965,967	23,000,088	6,619,747	26,370,205	18,125,366
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,393,767	17,681,114	(12,383,818)	1,496,181	4,727,906
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	386,235	591,699	314,371	255,511	422,647
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,534,627	1,966,892	(2,460,588)	573,584	5,530,783
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,166,924)	$ 0	$ 0	$ 0	$ 0